SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Money Market Funds [Member]
Investment Interest Rate	1.30%	2.10%
Government and Corporate Bonds [Member]
Investment Interest Rate	1.55%	0.90%